Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair value measurements [Abstract]
Financial assets and financial liabilities that are measured at fair value on a recurring basis

As of December 31, 2011 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments[1]	-	126,351	-	126,351
Money market funds [2]	369,238	-	-	369,238

Total	369,238	126,351	-	495,589

Liabilities
Long-term debt [3]	-	736,368	-	736,368
Derivative financial instruments [1]	-	40,359	-	40,359

Total	-	776,727	-	776,727

As of December 31, 2010 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	96,180	-	96,180
Money market funds [2]	203,922	-	-	203,922

Total	203,922	96,180	-	300,102

Liabilities
Long-term debt [3]	-	710,060	-	710,060
Derivative financial instruments [1]	-	34,898	-	34,898

Total	-	744,958	-	744,958

1	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3.
2	Money market funds are part of the Company’s cash and cash equivalents.
3	Long-term debt mainly relates to the Company’s EUR 600.0 million Eurobond and excludes accrued interest. For further details see Note 14.